Segmented Information	12 Months Ended
Dec. 31, 2024
Disclosure of geographical areas [abstract]
Segmented Information

Note 33. Segmented Information

The Company has identified three reporting segments for external reporting:

•
NAM consists of operations in Canada and the USA.
•
LATAM consists of operations in Argentina, Bolivia, Brazil, Colombia, Mexico, and Peru.
•
EH consists of operations in the Middle East, Africa, Europe, Australia and Asia.

Each segment generates revenue from the EI, AMS and ES product lines.

The accounting policies of these reportable operating segments are the same as those described in Note 3 "Summary of Material Accounting Policies".

For internal Management reporting, the Company’s Chief Operating Decision Maker (“CODM”) has identified four operating segments which include: Canada, USA, LATAM, and EH. Each of the operating segments are supported by the Corporate head office. Corporate overheads are allocated to the operating segments based on revenue. In assessing its reporting and operating segments, the Company considered geographic locations, economic characteristics, the nature of products and services provided, the nature of production processes, the types of customers for its products and services, and distribution methods used. These considerations also factored into the decision to combine Canada and the USA into one reporting segment. For each of the operating segments, the CODM reviews internal management reports on at least a quarterly basis. For the twelve months ended December 31, 2024, the Company had no individual customer which accounted for more that 10 percent of its revenue (December 31, 2023 – none).

During the second quarter of 2024, the CODM reassessed how it analyzes the gross margin for each of the Company’s product lines, which resulted in the disaggregation of gross margin by product line and impacted operating income in the reporting segments for the year ended December 31, 2023. The impact to the reporting segments operating income for the year ended December 31, 2023, is a decrease of $1 million for NAM and an increase of $1 million for EH. Total consolidated gross margin and operating income remained unchanged.

The CODM also reassessed how it analyzes the total assets of each of the Company’s reporting segments. The CODM relies on information about each of the reporting segments’ “EI assets – operating leases” and “EI assets – finance leases receivable”. Such information includes the operating effectiveness of these assets and the returns on the related operating and finance leases.

In order to provide relevant information, the Company reclassified intercompany loans to Corporate from the respective reporting segments to conform to the current year presentation. The impact on segment assets for December 31, 2023, is a decrease of $183 million for NAM; a decrease of $6 million for EH; an increase of $3 million for LATAM and an increase of $186 million for Corporate. The impact on segment assets for January 1, 2023, was an increase of $8 million and $3 million for EH and LATAM and a decrease of $11 million for Corporate.

The following tables provide certain financial information by the Company’s reporting segments.

Revenue and Operating Income

	NAM		LATAM		EH		Total

Years ended December 31,	2024	2023	2024	2023	2024	2023	2024	2023

Segment revenue	$1,626	$1,449	$407	$351	$447	$588	$2,480	$2,388

Intersegment revenue	(62)	(36)	-	(1)	(4)	(8)	(66)	(45)

Revenue	$1,564	$1,413	$407	$350	$443	$580	$2,414	$2,343

EI	146	127	257	248	265	201	668	576

AMS	279	286	70	57	159	140	508	483

ES	1,139	1,000	80	45	19	239	1,238	1,284

Revenue	1,564	1,413	407	350	443	580	2,414	2,343

EI	76	72	182	184	199	135	457	391

AMS	231	233	51	44	125	114	407	391

ES	915	840	65	37	66	227	1,046	1,104

COGS[1]	1,222	1,145	298	265	390	476	1,910	1,886

EI	70	55	75	64	66	66	211	185

AMS	48	53	19	13	34	26	101	92

ES	224	160	15	8	(47)	12	192	180

Gross Margin	342	268	109	85	53	104	504	457

SG&A1	177	144	64	53	86	96	327	293

FX loss (gain)	(1)	-	5	43	-	-	4	43

Operating income (loss)	$166	$124	$40	$(11)	$(33)	$8	$173	$121

[1] Depreciation and amortization for the reporting segments are recorded in COGS and SG&A. During the year-ended December 31, 2024 the amount of depreciation and amortization in NAM was $74 million (December 31, 2023 – $69 million); LATAM was $53 million (December 31, 2023 – $48 million); and EH was $58 million (December 31, 2023 – $81 million).

Segment Assets

	NAM		LATAM		EH		Total

As at December 31,	2024	2023	2024	2023	2024	2023	2024	2023

EI assets – operating leases	$286	$298	$185	$209	$242	$357	$713	$864

EI assets – finance leases receivable	-	-	-	-	238	204	238	204

Goodwill[1]	164	167	-	-	258	266	422	433

Other segment assets	586	734	316	272	309	264	1,211	1,270

Corporate	-	-	-	-	-	-	207	187

Total segment assets	$1,036	$1,199	$501	$481	$1,047	$1,091	$2,791	$2,958

	NAM		LATAM		EH		Total

	Dec 31, 2023	Jan 1, 2023	Dec 31, 2023	Jan 1, 2023	Dec 31, 2023	Jan 1, 2023	Dec 31, 2023	Jan 1, 2023

EI assets – operating leases	$298	$342	$209	$195	$357	$377	$864	$914

EI assets – finance leases receivable	-	-	-	26	204	191	204	217

Goodwill[1]	167	166	-	66	266	266	433	498

Other segment assets	734	841	272	395	264	52	1,270	1,288

Corporate	-	-	-	-	-	-	187	227

Total segment assets	$1,199	$1,349	$481	$682	$1,091	$886	$2,958	$3,144

[1] Total amount of goodwill in the Canada and USA operating segments at December 31, 2024, were $28 million and $136 million, respectively (December 31, 2023 – $31 million and $136 million, January 1, 2023 – $30 million and $136 million, respectively).